Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments

at January 31, 2021 (Unaudited)

Shares	Security†	Value

Common Stocks - 95.23%
Aerospace & Defense - 2.49%
12,675	Dassault Aviation S.A. (France) (a)	$13,215,415

	Automotive - 6.91%
258,197	Bayerische Motoren Werke AG (Germany)	21,861,260
210,791	Daimler AG (Germany)	14,804,718

		36,665,978

	Banks - 14.25%
9,530,223	Bank of Ireland Group PLC (Ireland) (a)	35,403,604
324,095	Comerica, Inc.	18,538,234
2,146,410	Deutsche Bank AG (Germany) (a)	21,642,872

		75,584,710

	Building Products - 9.47%
747,887	Buzzi Unicem SpA (Italy)	18,400,589
138,823	Eagle Materials, Inc.	15,274,695
115,464	Mohawk Industries, Inc. (a)	16,580,630

		50,255,914

	Business Services - 0.38%
44,459	Korn Ferry	2,027,330

	Diversified Holding Companies - 7.45%
3,203,904	CK Hutchison Holdings, Ltd. (Cayman Islands)	22,110,236
700,500	Jardine Cycle & Carriage, Ltd. (Singapore)	11,327,014
3,318,103	Quinenco S.A. (Chile)	6,096,051

		39,533,301

	Engineering & Construction - 3.23%
609,070	Boskalis Westminster (Netherlands) (a)	17,111,169

	Financial Services - 2.46%
316,443	Lazard, Ltd., Class A (Bermuda)	13,037,452

	Forest Products & Paper - 8.20%
1,911,975	Interfor Corp. (Canada) (a)	35,630,393
251,680	Weyerhaeuser Co., REIT	7,849,899

		43,480,292

	Insurance - 3.28%
962,406	Old Republic International Corp.	17,419,549

	Metals & Mining - 17.28%
16,494,255	Capstone Mining Corp. (Canada) (a)	34,181,643
3,695,144	Lundin Mining Corp. (Canada)	32,942,046

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at January 31, 2021 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)
	Metals & Mining (continued)
1,066,102	Warrior Met Coal, Inc.	$24,541,668

		91,665,357

	Non-U.S. Real Estate Operating Companies - 1.97%
2,088,569	CK Asset Holdings, Ltd. (Cayman Islands)	10,420,954

	Oil & Gas Production & Services - 7.19%
203,421	Drilling Co. of 1972 A/S (The) (Denmark) (a)	5,569,242
4,240,835	PGS ASA (Norway) (a)	1,751,494
1,509,953	Subsea 7, S.A. (Luxembourg) (a)	14,115,020
1,757,090	Tidewater, Inc. (a)	16,674,784

		38,110,540

	Retail - 2.26%
314,500	Seven & i Holdings Co., Ltd. (Japan)	12,010,134

	Transportation Infrastructure - 4.98%
891,480	Hawaiian Holdings, Inc.	17,446,264
44,038,127	Hutchison Port Holdings Trust (Singapore)	8,993,334

		26,439,598

	U.S. Real Estate Investment Trusts - 0.44%
149,089	Macerich Co. (The)	2,340,697

	U.S. Real Estate Operating Companies - 2.99%
2,515,294	Five Point Holdings, LLC, Class A (a)	15,846,352

	Total Common Stocks (Cost $508,404,525)	505,164,742

	Total Investment Portfolio - 95.23% (Cost $508,404,525)	505,164,742
	Other Assets less Liabilities - 4.77%	25,330,052

	NET ASSETS - 100.00%	$530,494,794

	Investor Class:
	Net assets applicable to 163,208 shares outstanding	$7,120,805

	Net asset value, offering and redemption price per share	$43.63

	Institutional Class:
	Net assets applicable to 11,989,291 shares outstanding	$521,727,594

	Net asset value, offering and redemption price per share	$43.52

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at January 31, 2021 (Unaudited)

Z Class:
Net assets applicable to 37,851 shares outstanding	$1,646,395

Net asset value, offering and redemption price per share	$43.50

Notes:

(a)	Non-income producing security.
†	U.S. issuer unless otherwise noted.

REIT: Real Estate Investment Trust.

Summary of Investments by Industry	% of Net Assets
Metals & Mining	17.28%
Banks	14.25
Building Products	9.47
Forest Products & Paper	8.20
Diversified Holding Companies	7.45
Oil & Gas Production & Services	7.19
Automotive	6.91
Transportation Infrastructure	4.98
Insurance	3.28
Engineering & Construction	3.23
U.S. Real Estate Operating Companies	2.99
Aerospace & Defense	2.49
Financial Services	2.46
Retail	2.26
Non-U.S. Real Estate Operating Companies	1.97
U.S. Real Estate Investment Trusts	0.44
Business Services	0.38
Other Assets less Liabilities	4.77

Total	100.00%

Country Concentration	% of Net Assets
United States	29.13%
Canada	19.37
Germany	10.99
Ireland	6.67
Cayman Islands	6.13
Singapore	3.83
Italy	3.47
Netherlands	3.23
Luxembourg	2.66
France	2.49
Bermuda	2.46
Japan	2.27
Chile	1.15
Denmark	1.05
Norway	0.33

Total	95.23%

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments

at January 31, 2021 (Unaudited)

Principal Amount($)	Security†	Value

Corporate Bonds - 1.04%
	Oil & Gas Production & Services - 1.04%
1,656,549	Tidewater, Inc., 8.000%, due 8/1/22	$1,598,181

	Total Corporate Bonds (Cost $1,499,907)	1,598,181

Shares

Common Stocks - 85.83%
	Auto Parts & Services - 10.20%
252,060	Cooper Tire & Rubber Co.	9,263,205
26,078	Dorman Products, Inc. (a)	2,368,665
31,709	Visteon Corp. (a)	4,042,263

		15,674,133

	Bank & Thrifts - 22.87%
42,331	Cullen/Frost Bankers, Inc.	3,904,612
107,928	Prosperity Bancshares, Inc.	7,278,664
180,778	Southside Bancshares, Inc.	5,671,006
145,792	UMB Financial Corp.	10,346,858
182,346	Washington Trust Bancorp, Inc.	7,946,639

		35,147,779

	Conglomerates - 4.77%
2,328	Seaboard Corp.	7,324,377

	Consulting & Information Technology Services - 4.19%
83,391	ICF International, Inc.	6,431,948

	Consumer Discretionary - 5.93%
226,423	Hamilton Beach Brands Holding Co., Class A	4,345,057
174,128	Liberty Media Corp.-Liberty Braves, Class A (a)	4,764,142

		9,109,199

	Consumer Staples - 2.90%
116,094	Cal-Maine Foods, Inc. (a)	4,451,044

	Financials - 2.56%
1,941,118	Westaim Corp. (The) (Canada) (a)	3,931,570

	Home Building - 3.05%
232,252	TRI Pointe Homes, Inc. (a)	4,691,490

	Industrial Equipment - 2.90%
31,880	Alamo Group, Inc.	4,450,129

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at January 31, 2021 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)
	Industrial Services - 10.23%
52,390	Comfort Systems USA, Inc.	$2,903,978
45,788	EMCOR Group, Inc.	4,043,080
100,862	MYR Group, Inc. (a)	5,608,936
14,863	UniFirst Corp.	3,162,846

		15,718,840

	Insurance & Reinsurance - 3.54%
297,038	ProAssurance Corp.	5,444,707

	Metals Manufacturing - 2.94%
52,160	Kaiser Aluminum Corp.	4,522,272

	Oil & Gas Production & Services - 3.32%
538,447	Tidewater, Inc. (a)	5,109,862

	Real Estate - 3.63%
129,274	FRP Holdings, Inc. (a)	5,583,344

	Telecommunications - 1.69%
60,076	ATN International, Inc.	2,594,082

	U.S. Real Estate Operating Companies - 1.11%
269,797	Five Point Holdings, LLC, Class A (a)	1,699,721

	Total Common Stocks (Cost $95,545,641)	131,884,497

Closed-End Fund - 2.42%
	Financials - 2.42%
111,210	Central Securities Corp.	3,716,638

	Total Closed-End Fund (Cost $3,007,113)	3,716,638

	Total Investment Portfolio - 89.29% (Cost $100,052,661)	137,199,316
	Other Assets less Liabilities - 10.71%	16,450,380

	NET ASSETS - 100.00%	$153,649,696

	Investor Class:
	Net assets applicable to 256,270 shares outstanding	$4,446,846

	Net asset value, offering and redemption price per share	$17.35

	Institutional Class:
	Net assets applicable to 8,364,409 shares outstanding	$148,693,464

	Net asset value, offering and redemption price per share	$17.78

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at January 31, 2021 (Unaudited)

Z Class:
Net assets applicable to 28,567 shares outstanding	$509,386

Net asset value, offering and redemption price per share	$17.83

Notes:

(a)	Non-income producing security.
†	U.S. issuer unless otherwise noted.

Summary of Investments by Industry	% of Net Assets
Bank & Thrifts	22.87%
Industrial Services	10.23
Auto Parts & Services	10.20
Consumer Discretionary	5.93
Financials	4.98
Conglomerates	4.77
Oil & Gas Production & Services	4.36
Consulting & Information Technology Services	4.19
Real Estate	3.63
Insurance & Reinsurance	3.54
Home Building	3.05
Metals Manufacturing	2.94
Consumer Staples	2.90
Industrial Equipment	2.90
Telecommunications	1.69
U.S. Real Estate Operating Companies	1.11
Other Assets less Liabilities	10.71

Total	100.00%

Country Concentration	% of Net Assets
United States	86.73%
Canada	2.56

Total	89.29%

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments

at January 31, 2021 (Unaudited)

Principal Amount‡		Security†	Value

Term Loans - 0.00%
		Non-U.S. Real Estate Operating Companies - 0.00%
38,812	EUR	Concrete Investment II, L.P. S.A.R.L., Term Loan, Tranche A2, 2.000% Cash or Payment-in-kind Interest, due 10/30/21 (Luxembourg)(a)(b)(c)(d)	$—

		Total Term Loans (Cost $49,456)	—

Shares

Common Stocks - 97.20%
		Consulting/Management - 3.62%
149,604		CBRE Group, Inc., Class A (e)	9,122,852
231,972		Fidelity National Financial, Inc.	8,420,584

			17,543,436

		Forest Products & Paper - 9.80%
764,431		Rayonier, Inc., REIT	23,506,253
769,553		Weyerhaeuser Co., REIT	24,002,358

			47,508,611

		Industrial Services - 4.00%
41,955		AMERCO	19,401,670

		Mortgage Finance - 1.75%
4,346,234		Federal National Mortgage Association (e)	8,475,156

		Non-U.S. Homebuilder - 4.57%
387,915		Berkeley Group Holdings PLC (United Kingdom)	22,184,586

		Non-U.S. Real Estate Consulting/Management - 1.93%
653,587		Savills PLC (United Kingdom) (e)	9,386,208

		Non-U.S. Real Estate Investment Trusts - 11.12%
566,495		Big Yellow Group PLC (United Kingdom)	8,548,390
443,574		Derwent London PLC (United Kingdom)	19,200,814
2,067,092		National Storage REIT (Australia)	3,005,145
1,779,040		Segro PLC (United Kingdom)	23,153,287

			53,907,636

		Non-U.S. Real Estate Operating Companies - 23.29%
781,507		Brookfield Asset Management, Inc., Class A (Canada)	30,353,732
4,209,923		CK Asset Holdings, Ltd. (Cayman Islands)	21,005,488
1,984,237		Grainger PLC (United Kingdom)	7,214,629
4,047,987		Henderson Land Development Co., Ltd. (Hong Kong)	16,556,180

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at January 31, 2021 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)
	Non-U.S. Real Estate Operating Companies (continued)
270,188	PATRIZIA AG (Germany)	$8,231,306
3,300,575	St. Modwen Properties PLC (United Kingdom)	17,482,974
5,500,776	Wharf Holdings Ltd. (The) (Hong Kong)	12,103,310

		112,947,619

	Retail-Building Products - 4.06%
117,934	Lowe’s Cos., Inc.	19,677,288

	U.S. Homebuilder - 7.04%
119,031	Lennar Corp., Class A	9,897,428
361,992	Lennar Corp., Class B	24,231,744

		34,129,172

	U.S. Real Estate Investment Trusts - 18.20%
434,297	American Homes 4 Rent, Class A	13,128,798
28,116	Essex Property Trust, Inc.	6,736,875
189,106	First Industrial Realty Trust, Inc.	7,685,268
701,123	JBG SMITH Properties	20,935,533
247,076	Prologis, Inc.	25,498,243
401,165	Seritage Growth Properties, Class A (e)	7,144,749
179,885	Vornado Realty Trust	7,152,227

		88,281,693

	U.S. Real Estate Operating Companies - 7.82%
4,649,793	Five Point Holdings, LLC, Class A (e)(f)	29,293,696
5,096,285	Trinity Place Holdings, Inc. (e)(f)(g)	8,612,722
1	Trinity Place Holdings, Inc. Special Stock (d)(e)(f)(g)	—

		37,906,418

	Total Common Stocks (Cost $372,330,300)	471,349,493

Preferred Stocks - 1.52%
	Mortgage Finance - 1.52%
1,287,150	Federal National Mortgage Association, 8.250% (e)	7,401,112

	Total Preferred Stocks (Cost $10,871,335)	7,401,112

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at January 31, 2021 (Unaudited)

Security†	Value

Purchased Options - 0.00%*

Total Purchased Options (see below for details) (Cost $813,990)	$1

Total Investment Before Written Options - 98.72% (Cost $384,065,081)	478,750,606

Written Options - (0.21)%

Total Written Options (see below for details) (Premiums Received $(694,710))	(1,027,705)

Total Investment Portfolio - 98.51% (Cost $383,370,371)	477,722,901
Other Assets less Liabilities - 1.49%	7,217,106

NET ASSETS - 100.00%	$484,940,007

Investor Class:
Net assets applicable to 1,931,042 shares outstanding	$44,008,462

Net asset value, offering and redemption price per share	$22.79

Institutional Class:
Net assets applicable to 18,054,839 shares outstanding	$412,803,996

Net asset value, offering and redemption price per share	$22.86

Z Class:
Net assets applicable to 1,232,552 shares outstanding	$28,127,549

Net asset value, offering and redemption price per share	$22.82

Notes:

(a)	Security is fair valued by the valuation committee in accordance with the policies established by the Board of Trustees.
(b)	Payment-in-kind security. Income may be paid as additional securities or cash at the discretion of the issuer.
(c)	Variable rate security. The rate disclosed is in effect as of January 31, 2021.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Affiliated issuer - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(g)	Security subject to restrictions on resale.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit
5,096,285	Trinity Place Holdings, Inc.	10/2/13-6/11/19	$23,067,824	$1.69
1	Trinity Place Holdings, Inc. Special Stock	11/6/13	-	0.00

At January 31, 2021, the restricted securities had a total market value of $8,612,722 or 1.78% of net assets.

‡	Denominated in U.S. Dollars unless otherwise noted.
†	U.S. issuer unless otherwise noted.
*	Amount represents less than 0.01% of net assets.

EUR: Euro.

REIT: Real Estate Investment Trust.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at January 31, 2021 (Unaudited)

Summary of Investments by Industry	% of Net Assets
Non-U.S. Real Estate Operating Companies	23.29%
U.S. Real Estate Investment Trusts	18.20
Non-U.S. Real Estate Investment Trusts	11.12
Forest Products & Paper	9.80
U.S. Real Estate Operating Companies	7.82
U.S. Homebuilder	7.04
Non-U.S. Homebuilder	4.57
Retail-Building Products	4.06
Industrial Services	4.00
Consulting/Management	3.62
Mortgage Finance	3.27
Non-U.S. Real Estate Consulting/Management	1.93
Purchased Options	0.00 *
Written Options	(0.21)
Other Assets less Liabilities	1.49

Total	100.00%

*	Amount less than 0.01%.

Country Concentration	% of Net Assets
United States	57.59%
United Kingdom	22.10
Canada	6.26
Hong Kong	5.91
Cayman Islands	4.33
Germany	1.70
Australia	0.62
Luxembourg	0.00 *

Total	98.51%

*	Amount less than 0.01%.

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
GBP versus USD, Put	JPMorgan Chase Bank, N.A.	93,000,000	$93,000,000	1.1500 USD	03/15/21	$1
USD versus HKD, Call	JPMorgan Chase Bank, N.A.	56,000,000	56,000,000	8.0000 USD	02/04/21	—

Total Purchased Options (Cost $813,990)						$1

GBP: British Pound.

HKD: Hong Kong Dollar.

USD: United States Dollar.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at January 31, 2021 (Unaudited)

Written Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
GBP versus USD, Call	JPMorgan Chase Bank, N.A.	(93,000,000)	$(93,000,000)	1.3700 USD	03/15/21	$(1,027,705)

Total Written Options (Premiums received $(694,710))						$(1,027,705)

GBP: British Pound.

USD: United States Dollar.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments

January 31, 2021 (Unaudited)

Security valuation:

Each Fund’s equity securities and closed-end funds listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that such Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of such Fund.

Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the New York Stock Exchange (the “Exchange”) are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. At January 31, 2021, such securities for Third Avenue Real Estate Value Fund were valued at $0. There were no fair value securities for Third Avenue Value Fund and Third Avenue Small-Cap Value Fund. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

January 31, 2021 (Unaudited)

circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.

Securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets and are categorized as Level 2, as defined below. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the close of regular trading on the Exchange, as provided by an independent pricing service approved by the Board of Trustees.

Each Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: (i) a substantial gap between the closing time of a non-U.S. exchange and the close of the Exchange, (ii) events impacting a single issuer, (iii) governmental actions that affect securities in one sector or country, (iv) natural disasters or armed conflict, or (v) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•     Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

January 31, 2021 (Unaudited)

•     Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

•     Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

January 31, 2021 (Unaudited)

The following is a summary of the inputs used, as of January 31, 2021, in valuing the Funds’ investments carried at fair value:

Third Avenue Value Fund

			Level 2
			Other	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Assets	1/31/21	Quoted Price	Inputs^	Inputs
Common Stocks:
Aerospace & Defense	$13,215,415	$—	$13,215,415	$—
Automotive	36,665,978	—	36,665,978	—
Banks	75,584,710	18,538,234	57,046,476	—
Building Products	50,255,914	31,855,325	18,400,589	—
Business Services	2,027,330	2,027,330	—	—
Diversified Holding Companies	39,533,301	6,096,051	33,437,250	—
Engineering & Construction	17,111,169	—	17,111,169	—
Financial Services	13,037,452	13,037,452	—	—
Forest Products & Paper	43,480,292	43,480,292	—	—
Insurance	17,419,549	17,419,549	—	—
Metals & Mining	91,665,357	91,665,357	—	—
Non-U.S. Real Estate Operating Companies	10,420,954	—	10,420,954	—
Oil & Gas Production & Services	38,110,540	16,674,784	21,435,756	—
Retail	12,010,134	—	12,010,134	—
Transportation Infrastructure	26,439,598	17,446,264	8,993,334	—
U.S. Real Estate Investment Trusts	2,340,697	2,340,697	—	—
U.S. Real Estate Operating Companies	15,846,352	15,846,352	—	—

Total Common Stocks	505,164,742	276,427,687	228,737,055	—

Total Value of Investments	$505,164,742	$276,427,687	$228,737,055	$—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

January 31, 2021 (Unaudited)

Third Avenue Small-Cap Value Fund

			Level 2
			Other	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Assets	1/31/21	Quoted Price	Inputs^	Inputs
Common Stocks:
Auto Parts & Services	$15,674,133	$15,674,133	$—	$—
Bank & Thrifts	35,147,779	35,147,779	—	—
Conglomerates	7,324,377	7,324,377	—	—
Consulting & Information Technology Services	6,431,948	6,431,948	—	—
Consumer Discretionary	9,109,199	9,109,199	—	—
Consumer Staples	4,451,044	4,451,044	—	—
Financials	3,931,570	3,931,570	—	—
Home Building	4,691,490	4,691,490	—	—
Industrial Equipment	4,450,129	4,450,129	—	—
Industrial Services	15,718,840	15,718,840	—	—
Insurance & Reinsurance	5,444,707	5,444,707	—	—
Metals Manufacturing	4,522,272	4,522,272	—	—
Oil & Gas Production & Services	5,109,862	5,109,862	—	—
Real Estate	5,583,344	5,583,344	—	—
Telecommunications	2,594,082	2,594,082	—	—
U.S. Real Estate Operating Companies	1,699,721	1,699,721	—	—

Total Common Stocks	131,884,497	131,884,497	—	—

Corporate Bonds:
Oil & Gas Production & Services	1,598,181	—	1,598,181	—

Total Corporate Bonds	1,598,181	—	1,598,181	—

Closed-End Fund:
Financials	3,716,638	3,716,638	—	—

Total Closed-End Fund	3,716,638	3,716,638	—	—

Total Value of Investments	$137,199,316	$135,601,135	$1,598,181	$—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

January 31, 2021 (Unaudited)

Third Avenue Real Estate Value Fund

			Level 2
			Other	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Assets	1/31/21	Quoted Price	Inputs^	Inputs
Common Stocks:
Consulting/Management	$17,543,436	$17,543,436	$—	$—
Forest Products & Paper	47,508,611	47,508,611	—	—
Industrial Services	19,401,670	19,401,670	—	—
Mortgage Finance	8,475,156	8,475,156	—	—
Non-U.S. Homebuilder	22,184,586	—	22,184,586	—
Non-U.S. Real Estate Consulting/Management	9,386,208	—	9,386,208	—
Non-U.S. Real Estate Investment Trusts	53,907,636	—	53,907,636	—
Non-U.S. Real Estate Operating Companies	112,947,619	30,353,732	82,593,887	—
Retail-Building Products	19,677,288	19,677,288	—	—
U.S. Homebuilder	34,129,172	34,129,172	—	—
U.S. Real Estate Investment Trusts	88,281,693	88,281,693	—	—
U.S. Real Estate Operating Companies	37,906,418	37,906,418	—	—	*

Total Common Stocks	471,349,493	303,277,176	168,072,317	—

Preferred Stocks:
Mortgage Finance	7,401,112	7,401,112	—	—

Total Preferred Stocks	7,401,112	7,401,112	—	—

Term Loans:
Non-U.S. Real Estate Operating Companies	—	—	—	—	*

Total Term Loans	—	—	—	—

Purchased Options	1	—	1	—

Total Purchased Options	1	—	1	—

Written Options	(1,027,705)	—	(1,027,705)	—

Total Written Options	(1,027,705)	—	(1,027,705)	—

Total Value of Investments	$477,722,901	$310,678,288	$167,044,613	$—

^

Securities categorized as Level 2 include securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) that are fair valued daily by an independent fair value pricing service approved by the Board of Trustees.

*	Investments fair valued at zero.

For fair valuations using significant unobservable inputs, U.S. GAAP require each Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

January 31, 2021 (Unaudited)

presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when each Fund had an amount of total transfers in or out of Level 3 during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

Information about Level 3 Fair Value Measurements

Fair Value at
Third Avenue Real Estate Value Fund	1/31/21
Other (a)	$ -*

(a)	Includes investment less than 0.50% of net assets of the Fund.
*	Investment fair valued at $0.

There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Investment in affiliates:

A summary of the Funds’ transactions in securities of affiliated issuers for the period ended January 31, 2021 is set forth below:

Third Avenue Value Fund

Name of Issuer:	Value at Oct. 31, 2020		Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at Jan. 31, 2021	Investment Income
Home Products International, Inc., Series A,
Convertible Preferred Stock, 8.000%	$—	*	$—	$578,108	$578,108	$—	$—	$—

Total Affiliates	$—		$—	$578,108	$578,108	$—	$—	$—

*	Investment fair valued at $0.

Third Avenue Real Estate Value Fund

Name of Issuer:	Value at Oct. 31, 2020		Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at Jan. 31, 2021		Investment Income
Five Point Holdings, LLC, Class A	$19,931,843		$—	$543,151	$(1,263,902)	$11,168,906	$29,293,696		$—
Trinity Place Holdings, Inc.	7,083,836		—	—	—	1,528,886	8,612,722		—
Trinity Place Holdings, Inc. Special Stock	—	*	—	—	—	—	—	*	—

Total Affiliates	$27,015,679		$—	$543,151	$(1,263,902)	$12,697,792	$37,906,418		$—

*	Investment fair valued at $0.